Shareholders’ equity (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		6 Months Ended
	Feb. 08, 2024	Jan. 12, 2024	Aug. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Mar. 31, 2024	Aug. 31, 2023
Shareholders’ equity [Line Items]
Ordinary shares, description					the authorized share capital of the Company, as approved by the shareholders, were changed from US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors to US$100,000,000 divided into 20,000,000,000 shares of a par value of US$0.0005 each, comprising of (i) 19,800,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 200,000,000 Class B ordinary shares of a par value of US$0.0005 each.
Ordinary shares par value (in Dollars per share)					$ 0.0005		$ 0.0005
Shares outstanding					323,000,000		154,000,000
Warrant description					(i) 42,808,219 warrants on September 1, 2022 with two warrants can be convertible into one Class A ordinary share at an exercise price of $0.701, can be exercised cashlessly after November 30, 2023 and with an expiry date of August 31, 2027, i.e. five years anniversary after issuance date; (ii) 41,806,020 warrants on May 31, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7475, can be exercised cashlessly after August 30, 2023 and with an expiry date of May 30, 2028, i.e. five years anniversary after issuance date; and (iii) 40,109,096 warrants on July 20, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7791, can be exercised cashlessly after October 19, 2023 and with an expiry date of July 19, 2028, i.e. five years anniversary after issuance date.
Convertible shares		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.576
Warrants outstanding					14,982,870	57,340,577
Warrant [Member]
Shareholders’ equity [Line Items]
Number of warrants issued		153,948,323
Warrants shares		1
Warrants outstanding					211,288,900		124,723,326
Maximum [Member]
Shareholders’ equity [Line Items]
Warrants exercised	40,109,096
Maximum [Member] | Warrant [Member]
Shareholders’ equity [Line Items]
Warrants exercised	42,808,219
Maximum [Member] | Warrant Amendment Agreement [Member]
Shareholders’ equity [Line Items]
Warrants exercised	41,806,020
Minimum [Member]
Shareholders’ equity [Line Items]
Warrants exercised	28,076,367
Minimum [Member] | Warrant [Member]
Shareholders’ equity [Line Items]
Warrants exercised	14,982,870
Minimum [Member] | Warrant Amendment Agreement [Member]
Shareholders’ equity [Line Items]
Warrants exercised	29,264,210
Class A ordinary [Member]
Shareholders’ equity [Line Items]
Ordinary shares gross proceed (in Dollars)				$ 88.7
Shares outstanding					322,879,516		153,948,323
Warrants outstanding					14,982,870	57,340,577
Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Shares outstanding
Forecast [Member] | Class A ordinary [Member]
Shareholders’ equity [Line Items]
Ordinary shares issued			153,948,323
Ordinary shares par value (in Dollars per share)			$ 0.576